Fees Summary	Oct. 31, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 7,235,302,000
Previously Paid Amount	0
Total Fee Amount	1,107,724.73
Total Offset Amount	0
Net Fee	$ 1,107,724.73